Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Inputs, Assets and Liabilities, Quantitative Information
The following table describes the valuation techniques and unobservable inputs for the fair value of financial assets and liabilities classified as Level 3 in the fair value hierarchy for the period ended December 31, 2012:

	Fair Value				Range [Weighted
	Assets	Liabilities	Valuation Technique(s)	Unobservable Input	Average]
Level 3 Derivative asset and liability - commodity contracts(a):
Fuel oils	$8	$(3)	Discounted cash flow	Escalation rate(%)(b)	.21 - .60 [.44]
				Counterparty credit risk(%)(c)(d)	.12 - 1 [1]
				Ameren credit risk(%)(c)(d)	2
			Option model	Volatilities(%)(b)	7 - 27 [24]
Power(e)	14	(114)	Discounted cash flow	Average bid/ask consensus peak and off-peak pricing - forwards/swaps($/MWh)(c)	22 - 47 [31]
				Estimated auction price for FTRs($/MW)(b)	(281) - 1,851 [178]
				Nodal basis($/MWh)(c)	(5) - (1) [(3)]
				Counterparty credit risk(%)(c)(d)	.22 - 1 [1]
				Ameren credit risk(%)(c)(d)	2 - 5 [5]
			Fundamental energy production model	Estimated future gas prices($/mmbtu)(b)	4 - 8 [6]
			Contract price allocation	Estimated renewable energy credit costs($/credit)(b)	5 - 7 [6]
Uranium	—	(2)	Discounted cash flow	Average bid/ask consensus pricing($/pound)(b)	43 - 46 [44]

(a)	The derivative asset and liability balances are presented net of counterparty credit considerations.

(b)	Generally, significant increases (decreases) in this input in isolation would result in a significantly higher (lower) fair value measurement.

(c)	Generally, significant increases (decreases) in this input in isolation would result in a significantly lower (higher) fair value measurement.

(d)	Counterparty credit risk is only applied to counterparties with derivative asset balances. Ameren credit risk is only applied to counterparties with derivative liability balances.

(e)
Power valuations utilize visible third-party pricing evaluated by month for peak and off-peak demand through 2017. Valuations beyond 2017 utilize fundamentally modeled pricing by month for peak and off-peak demand.

Schedule Of Fair Value Hierarchy Of Assets And Liabilities Measured At Fair Value On Recurring Basis
The following table sets forth, by level within the fair value hierarchy, our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:	Derivative assets - commodity contracts(a):
	Fuel oils	4	—	8	12
	Natural gas	—	2	—	2
	Power	—	1	14	15
	Total derivative assets - commodity contracts	$4	$3	$22	$29
	Nuclear decommissioning trust fund(b):
	Cash and cash equivalents	1	—	—	1
	Equity securities:
	U.S. large capitalization	264	—	—	264
	Debt securities:
	Corporate bonds	—	47	—	47
	Municipal bonds	—	1	—	1
	U.S. treasury and agency securities	—	81	—	81
	Asset-backed securities	—	11	—	11
	Other	—	1	—	1
	Total nuclear decommissioning trust fund	$265	$141	$—	$406
	Total	$269	$144	$22	$435
Liabilities:	Derivative liabilities - commodity contracts(a):
	Fuel oils	1	—	3	4
	Natural gas	7	102	—	109
	Power	—	1	114	115
	Uranium	—	—	2	2
	Total	$8	$103	$119	$230

(a)	The derivative asset and liability balances are presented net of counterparty credit considerations.

(b)	Balance excludes $2 million of receivables, payables, and accrued income, net.
The following table sets forth, by level within the fair value hierarchy, our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:	Derivative assets - commodity contracts(a):
	Fuel oils	$20	$—	$3	$23
	Natural gas	2	—	2	4
	Power	—	1	106	107
	Total derivative assets - commodity contracts	$22	$1	$111	$134
	Nuclear decommissioning trust fund(b):
	Cash and cash equivalents	3	—	—	3
	Equity securities:
	U.S. large capitalization	234	—	—	234
	Debt securities:
	Corporate bonds	—	44	—	44
	Municipal bonds	—	1	—	1
	U.S. treasury and agency securities	—	65	—	65
	Asset-backed securities	—	10	—	10
	Other	—	1	—	1
	Total nuclear decommissioning trust fund	$237	$121	$—	$358
	Total	$259	$122	$111	$492
Liabilities:	Derivative liabilities - commodity contracts(a):
	Fuel oils	$1	$—	$—	$1
	Natural gas	19	—	176	195
	Power	—	1	25	26
	Uranium	—	—	1	1
	Total	$20	$1	$202	$223

(a)	The derivative asset and liability balances are presented net of counterparty credit considerations.

(b)	Balance excludes $(1) million of receivables, payables, and accrued income, net.

Schedule Of Changes In The Fair Value Of Financial Assets And Liabilities Classified As Level 3 In The Fair Value Hierarchy
The following table summarizes the changes in the fair value of financial assets and liabilities classified as Level 3 in the fair value hierarchy as of December 31, 2012, and 2011:

	Net Derivative Commodity Contracts
	2012		2011
Fuel oils:
Beginning balance at January 1	$3		$30
Realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(1)		19
Total realized and unrealized gains (losses)	(1)		19
Purchases	7		4
Sales	(3)		(1)
Settlements	(2)		(30)
Transfers into Level 3	1		—
Transfers out of Level 3	—		(19)
Ending balance at December 31	$5		$3
Change in unrealized gains (losses) related to assets/liabilities held at December 31	$(1)		$(11)
Natural gas:
Beginning balance at January 1	$(174)		$(148)
Realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(27)		(115)
Total realized and unrealized gains (losses)	(27)		(115)
Purchases	—		1
Sales	—		(1)
Settlements	16		89
Transfers out of Level 3	185		—
Ending balance at December 31	$—		$(174)
Change in unrealized gains (losses) related to assets/liabilities held at December 31	$—		$(78)
Power:
Beginning balance at January 1	$81		$19
Realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(175)		55
Total realized and unrealized gains (losses)	(175)		55
Purchases	21		30
Sales	(1)		(1)
Settlements	(22)		(22)
Transfers into Level 3	—		(1)
Transfers out of Level 3	(4)		1
Ending balance at December 31	$(100)		$81
Change in unrealized gains (losses) related to assets/liabilities held at December 31	$(175)	(a)	$(25)
Uranium:
Beginning balance at January 1	$(1)		$2
Realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(2)		(3)
Total realized and unrealized gains (losses)	(2)		(3)
Purchases	—		(1)
Settlements	1		1
Ending balance at December 31	$(2)		$(1)
Change in unrealized gains (losses) related to assets/liabilities held at December 31	$(1)		$—

(a)	The change in unrealized losses was due to decreases in long-term power prices applied to 20-year Ameren Illinois swap contracts, which expire in May 2032.

Schedule Of Transfers Between Fair Value Hierarchy Levels
The following table summarizes all transfers between fair value hierarchy levels related to derivative commodity contracts for the years ended December 31, 2012, and 2011:

	2012	2011
Derivative commodity contracts:
Transfers into Level 3 / Transfers out of Level 1 - Fuel oils	$1	$—
Transfers out of Level 3 / Transfers into Level 1 - Fuel oils	—	(19)
Transfers out of Level 3 / Transfers into Level 2 - Natural gas	185	—
Transfers into Level 3 / Transfers out of Level 2 - Power	—	(1)
Transfers out of Level 3 / Transfers into Level 2 - Power	(4)	1
Net fair value of Level 3 transfers	$182	$(19)

Schedule Of Carrying Amounts And Estimated Fair Values Of Long-Term Debt And Preferred Stock
The following table presents the carrying amounts and estimated fair values of our long-term debt and preferred stock at December 31, 2012, and 2011:

	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt and capital lease obligations (including current portion)	$6,157	$7,110	$6,032	$6,961
Preferred stock(a)	142	123	142	92

(a)	Preferred stock along with the noncontrolling interest of EEI is recorded in "Noncontrolling Interests" on the consolidated balance sheet.